Postretirement benefit plans - Amounts recognized on the balance sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Overfunded retirement plans	$ 130	$ 68
Accrued expenses and other liabilities	(12)	(14)
Underfunded retirement plans	(216)	(269)
Funded status (FVPA – BO) at end of year	(98)	(215)
U.S. defined benefit plan
Defined Benefit Plan Disclosure [Line Items]
Overfunded retirement plans	44	34
Accrued expenses and other liabilities	(7)	(8)
Underfunded retirement plans	(51)	(53)
Funded status (FVPA – BO) at end of year	(14)	(27)
U.S. retiree health care plan
Defined Benefit Plan Disclosure [Line Items]
Overfunded retirement plans	16	12
Accrued expenses and other liabilities	0	0
Underfunded retirement plans	(3)	(4)
Funded status (FVPA – BO) at end of year	13	8
Non-U.S. defined benefit plan
Defined Benefit Plan Disclosure [Line Items]
Overfunded retirement plans	70	22
Accrued expenses and other liabilities	(5)	(6)
Underfunded retirement plans	(162)	(212)
Funded status (FVPA – BO) at end of year	$ (97)	$ (196)